Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current	$ (10,440)	$ (6,460)	$ 2,742
Deferred	27,207	(3,713)	(5,614)
Income tax recovery (expense)	$ 16,767	$ (10,173)	$ (2,872)